FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537
                                   ----------

                            FRANKLIN CUSTODIAN FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                    --------------
Date of fiscal year end: 9/30
                         -----

Date of reporting period: 12/31/09
                          --------

Item 1. Schedule of Investments.


Franklin Custodian Funds
Franklin DynaTech Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                               COUNTRY         SHARES         VALUE
                                                            --------------   ----------   ------------
    COMMON STOCKS 99.3%
    AEROSPACE & DEFENSE 1.6%
    Precision Castparts Corp.                                United States      100,000   $ 11,035,000
                                                                                          ------------
    AIR FREIGHT & LOGISTICS 1.6%
    C.H. Robinson Worldwide Inc.                             United States      150,000      8,809,500
    FedEx Corp.                                              United States       20,000      1,669,000
                                                                                          ------------
                                                                                            10,478,500
                                                                                          ------------
    BIOTECHNOLOGY 4.4%
(a) Amgen Inc.                                               United States       50,000      2,828,500
(a) Celgene Corp.                                            United States      250,000     13,920,000
(a) Gilead Sciences Inc.                                     United States      300,000     12,984,000
                                                                                          ------------
                                                                                            29,732,500
                                                                                          ------------
    CAPITAL MARKETS 2.3%
    The Goldman Sachs Group Inc.                             United States       55,000      9,286,200
    Invesco Ltd.                                             United States      250,000      5,872,500
                                                                                          ------------
                                                                                            15,158,700
                                                                                          ------------
    CHEMICALS 2.9%
    Monsanto Co.                                             United States      100,000      8,175,000
    Sigma-Aldrich Corp.                                      United States      225,000     11,369,250
                                                                                          ------------
                                                                                            19,544,250
                                                                                          ------------
    COMMERCIAL BANKS 0.2%
    Industrial and Commercial Bank of China Ltd., H              China        2,000,000      1,661,142
                                                                                          ------------
    COMMERCIAL SERVICES & SUPPLIES 0.8%
(a) Stericycle Inc.                                          United States      100,000      5,517,000
                                                                                          ------------
    COMMUNICATIONS EQUIPMENT 4.8%
(a) Cisco Systems Inc.                                       United States      500,000     11,970,000
(a) Juniper Networks Inc.                                    United States      100,000      2,667,000
    QUALCOMM Inc.                                            United States      300,000     13,878,000
    ZTE Corp., H                                                 China          600,000      3,714,356
                                                                                          ------------
                                                                                            32,229,356
                                                                                          ------------
    COMPUTERS & PERIPHERALS 8.6%
(a) Apple Inc.                                               United States      200,000     42,172,000
    Hewlett-Packard Co.                                      United States      300,000     15,453,000
                                                                                          ------------
                                                                                            57,625,000
                                                                                          ------------
    CONSUMER FINANCE 0.6%
    American Express Co.                                     United States      100,000      4,052,000
                                                                                          ------------
    DIVERSIFIED FINANCIAL SERVICES 1.2%
    CME Group Inc.                                           United States       25,000      8,398,750
                                                                                          ------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.1%
(a) Dolby Laboratories Inc., A                               United States      150,000      7,159,500
                                                                                          ------------
    ENERGY EQUIPMENT & SERVICES 5.8%
(a) FMC Technologies Inc.                                    United States      300,000     17,352,000
    National Oilwell Varco Inc.                              United States      200,000      8,818,000
    Schlumberger Ltd.                                        United States      200,000     13,018,000
                                                                                          ------------
                                                                                            39,188,000
                                                                                          ------------
    HEALTH CARE EQUIPMENT & SUPPLIES 6.4%
    Alcon Inc.                                                Switzerland        70,000     11,504,500
    Baxter International Inc.                                United States      100,000      5,868,000
(a) Edwards Lifesciences Corp.                               United States      100,000      8,685,000
(a) Intuitive Surgical Inc.                                  United States       30,000      9,099,600
    Stryker Corp.                                            United States      150,000      7,555,500
                                                                                          ------------
                                                                                            42,712,600
                                                                                          ------------
    HEALTH CARE PROVIDERS & SERVICES 2.3%
(a) Express Scripts Inc.                                     United States      150,000     12,967,500

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Custodian Funds
Franklin DynaTech Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

(a) VCA Antech Inc.                                          United States      100,000   $  2,492,000
                                                                                          ------------
                                                                                            15,459,500
                                                                                          ------------
    HEALTH CARE TECHNOLOGY 1.8%
(a) Cerner Corp.                                             United States      150,000     12,366,000
                                                                                          ------------
    INTERNET & CATALOG RETAIL 5.0%
(a) Amazon.com Inc.                                          United States      150,000     20,178,000
(a) Priceline.com Inc.                                       United States       60,000     13,110,000
                                                                                          ------------
                                                                                            33,288,000
                                                                                          ------------
    INTERNET SOFTWARE & SERVICES 9.2%
(a) Baidu Inc., ADR                                              China           25,000     10,280,750
(a) Google Inc., A                                           United States       50,200     31,122,996
(a) MercadoLibre Inc.                                          Argentina        125,000      6,483,750
    Tencent Holdings Ltd.                                        China          650,000     14,125,514
                                                                                          ------------
                                                                                            62,013,010
                                                                                          ------------
    IT SERVICES 5.2%
    MasterCard Inc., A                                       United States       50,000     12,799,000
    Visa Inc., A                                             United States      250,000     21,865,000
                                                                                          ------------
                                                                                            34,664,000
                                                                                          ------------
    LIFE SCIENCES TOOLS & SERVICES 2.3%
(a) Thermo Fisher Scientific Inc.                            United States      125,000      5,961,250
(a) Waters Corp.                                             United States      150,000      9,294,000
                                                                                          ------------
                                                                                            15,255,250
                                                                                          ------------
    MACHINERY 1.4%
    Flowserve Corp.                                          United States      100,000      9,453,000
                                                                                          ------------
    OIL, GAS & CONSUMABLE FUELS 1.4%
    Petroleo Brasileiro SA, ADR                                 Brazil          200,000      9,536,000
                                                                                          ------------
    PHARMACEUTICALS 6.1%
    Allergan Inc.                                            United States      125,000      7,876,250
    Johnson & Johnson                                        United States       75,000      4,830,750
    Roche Holding AG                                          Switzerland        50,000      8,491,523
    Teva Pharmaceutical Industries Ltd., ADR                    Israel          350,000     19,663,000
                                                                                          ------------
                                                                                            40,861,523
                                                                                          ------------
    PROFESSIONAL SERVICES 0.3%
(a) Verisk Analytics Inc., A                                 United States       59,900      1,813,772
                                                                                          ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9.0%
    ARM Holdings PLC, ADR                                   United Kingdom      300,000      2,568,000
(a) Cree Inc.                                                United States       50,000      2,818,500
(a) Hittite Microwave Corp.                                  United States      100,000      4,075,000
    Intel Corp.                                              United States    1,125,000     22,950,000
(a) Lam Research Corp.                                       United States      200,000      7,842,000
(a) Netlogic Microsystems Inc.                               United States      125,000      5,782,500
    Power Integrations Inc.                                  United States      125,000      4,545,000
(a) Silicon Laboratories Inc.                                United States      200,000      9,668,000
                                                                                          ------------
                                                                                            60,249,000
                                                                                          ------------
    SOFTWARE 11.1%
(a) Activision Blizzard Inc.                                 United States      250,000      2,777,500
(a) Adobe Systems Inc.                                       United States      400,000     14,712,000
(a) ANSYS Inc.                                               United States      200,000      8,692,000
(a) Check Point Software Technologies Ltd.                      Israel          125,000      4,235,000
(a) Concur Technologies Inc.                                 United States      200,000      8,550,000
    FactSet Research Systems Inc.                            United States       75,000      4,940,250
(a) Informatica Corp.                                        United States       50,000      1,293,000
    Microsoft Corp.                                          United States      250,000      7,622,500
    Oracle Corp.                                             United States      250,000      6,135,000
(a) Salesforce.com Inc.                                      United States      150,000     11,065,500
(a) Sybase Inc.                                              United States      100,000      4,340,000
                                                                                          ------------
                                                                                            74,362,750
                                                                                          ------------

Franklin Custodian Funds
Franklin DynaTech Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

    WIRELESS TELECOMMUNICATION SERVICES 1.9%
    America Movil SAB de CV, L, ADR                             Mexico           47,600   $  2,236,248
(a) American Tower Corp., A                                  United States      250,000     10,802,500
                                                                                          ------------
                                                                                            13,038,748
                                                                                          ------------
    TOTAL COMMON STOCKS (COST $353,423,074)                                                666,852,851
                                                                                          ------------
    SHORT TERM INVESTMENTS (COST $7,981,360) 1.2%
    MONEY MARKET FUNDS 1.2%
(b) Institutional Fiduciary Trust Money Market Portfolio,
       0.00%                                                 United States    7,981,360      7,981,360
                                                                                          ------------
    TOTAL INVESTMENTS (COST $361,404,434) 100.5%                                           674,834,211
    OTHER ASSETS, LESS LIABILITIES (0.5)%                                                   (3,130,439)
                                                                                          ------------
    NET ASSETS 100.0%                                                                     $671,703,772
                                                                                          ============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Custodian Funds
Franklin DynaTech Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR   American Depository Receipt

Franklin Custodian Funds
Franklin Growth Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                              SHARES          VALUE
                                                            ----------   --------------
    COMMON STOCKS 99.8%
    AUTOMOBILES & COMPONENTS 2.2%
(a) Ford Motor Co.                                           1,100,000   $   11,000,000
    Harley-Davidson Inc.                                       838,096       21,120,019
    Johnson Controls Inc.                                    1,400,000       38,136,000
    Toyota Motor Corp., ADR (Japan)                             30,000        2,524,800
                                                                         --------------
                                                                             72,780,819
                                                                         --------------
    BANKS 0.4%
    Wells Fargo & Co.                                          505,600       13,646,144
                                                                         --------------
    CAPITAL GOODS 22.1%
    3M Co.                                                     855,000       70,682,850
    ABB Ltd., ADR (Switzerland)                                850,000       16,235,000
    The Boeing Co.                                           1,045,000       56,565,850
    Caterpillar Inc.                                           200,000       11,398,000
    Danaher Corp.                                              275,000       20,680,000
    Deere & Co.                                                100,000        5,409,000
    Emerson Electric Co.                                     1,000,000       42,600,000
    General Dynamics Corp.                                   1,000,000       68,170,000
    General Electric Co.                                       370,000        5,598,100
    Illinois Tool Works Inc.                                 1,000,000       47,990,000
    Ingersoll-Rand PLC.                                      1,002,000       35,811,480
    Lockheed Martin Corp.                                      500,000       37,675,000
    Northrop Grumman Corp.                                   1,000,000       55,850,000
    Pall Corp.                                                 500,000       18,100,000
    Precision Castparts Corp.                                  240,000       26,484,000
    Raytheon Co.                                               600,000       30,912,000
    Rockwell Collins Inc.                                      350,000       19,376,000
(a) SunPower Corp., A                                            2,000           47,360
(a) SunPower Corp., B                                           48,000        1,005,600
    Textron Inc.                                             1,050,000       19,750,500
(a) Thomas & Betts Corp.                                       500,000       17,895,000
    United Technologies Corp.                                  850,000       58,998,500
    W.W. Grainger Inc.                                         550,000       53,256,500
                                                                         --------------
                                                                            720,490,740
                                                                         --------------
    COMMERCIAL & PROFESSIONAL SERVICES 1.8%
    Avery Dennison Corp.                                       462,000       16,858,380
    Dun & Bradstreet Corp.                                     122,000       10,293,140
    Equifax Inc.                                               400,000       12,356,000
    Robert Half International Inc.                             150,000        4,009,500
(a) Stericycle Inc.                                            100,000        5,517,000
(a) Verisk Analytics Inc., A                                   300,000        9,084,000
                                                                         --------------
                                                                             58,118,020
                                                                         --------------
    CONSUMER DURABLES & APPAREL 1.3%
    NIKE Inc., B                                                75,000        4,955,250
    VF Corp.                                                   500,000       36,620,000
                                                                         --------------
                                                                             41,575,250
                                                                         --------------
    CONSUMER SERVICES 1.6%
(a) Apollo Group Inc., A                                       150,000        9,087,000
(a) Carnival Corp.                                           1,065,000       33,749,850
(a) Interval Leisure Group Inc.                                 60,020          748,449
    Starwood Hotels & Resorts Worldwide Inc.                   250,000        9,142,500
                                                                         --------------
                                                                             52,727,799
                                                                         --------------
    DIVERSIFIED FINANCIALS 1.4%
    American Express Co.                                       242,300        9,817,996
    BlackRock Inc.                                             100,000       23,220,000
    JPMorgan Chase & Co.                                       334,300       13,930,281
                                                                         --------------
                                                                             46,968,277
                                                                         --------------
    ENERGY 4.9%
    BP PLC, ADR (United Kingdom)                               350,200       20,301,094

                       Quarterly Statement of Investments

                                         See Notes to Statements of Investments.

Franklin Custodian Funds
Franklin Growth Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

    ConocoPhillips                                              35,000   $    1,787,450
    Devon Energy Corp.                                         290,000       21,315,000
    Exxon Mobil Corp.                                           70,000        4,773,300
(a) FMC Technologies Inc.                                      300,000       17,352,000
    Halliburton Co.                                            600,000       18,054,000
    National Oilwell Varco Inc.                                175,000        7,715,750
    Occidental Petroleum Corp.                                 200,000       16,270,000
    Peabody Energy Corp.                                       350,000       15,823,500
    Royal Dutch Shell PLC, A, ADR (Netherlands)                280,000       16,830,800
    Schlumberger Ltd.                                          309,100       20,119,319
(a) Transocean Ltd.                                             15,222        1,260,382
                                                                         --------------
                                                                            161,602,595
                                                                         --------------
    FOOD & STAPLES RETAILING 0.6%
    CVS Caremark Corp.                                         600,000       19,326,000
                                                                         --------------
    FOOD, BEVERAGE & TOBACCO 1.3%
    Bunge Ltd.                                                 211,500       13,500,045
(a) Hansen Natural Corp.                                       300,000       11,520,000
    PepsiCo Inc.                                               300,000       18,240,000
                                                                         --------------
                                                                             43,260,045
                                                                         --------------
    HEALTH CARE EQUIPMENT & SERVICES 5.3%
    Aetna Inc.                                                 300,000        9,510,000
    Baxter International Inc.                                  400,000       23,472,000
    Cardinal Health Inc.                                       300,000        9,672,000
(a) CareFusion Corp.                                           150,000        3,751,500
    Covidien PLC                                               350,000       16,761,500
(a) Edwards Lifesciences Corp.                                  50,000        4,342,500
    IMS Health Inc.                                            500,000       10,530,000
(a) Intuitive Surgical Inc.                                     34,000       10,312,880
(a) Medco Health Solutions Inc.                                 96,480        6,166,037
    Medtronic Inc.                                              60,000        2,638,800
    Quest Diagnostics Inc.                                     500,000       30,190,000
    Teleflex Inc.                                              500,000       26,945,000
(a) Varian Medical Systems Inc.                                300,000       14,055,000
(a) Zimmer Holdings Inc.                                        64,000        3,783,040
                                                                         --------------
                                                                            172,130,257
                                                                         --------------
    HOUSEHOLD & PERSONAL PRODUCTS 0.6%
    The Procter & Gamble Co.                                   335,000       20,311,050
                                                                         --------------
    INSURANCE 1.0%
    Aflac Inc.                                                 333,300       15,415,125
(a) Berkshire Hathaway Inc., A                                     184       18,252,800
                                                                         --------------
                                                                             33,667,925
                                                                         --------------
    MATERIALS 3.1%
    Air Products and Chemicals Inc.                            500,000       40,530,000
    Ecolab Inc.                                                353,700       15,767,946
    Martin Marietta Materials Inc.                              90,000        8,046,900
    Praxair Inc.                                                60,000        4,818,600
    Randgold Resources Ltd., ADR (United Kingdom)              150,000       11,868,000
    Sigma-Aldrich Corp.                                        400,000       20,212,000
                                                                         --------------
                                                                            101,243,446
                                                                         --------------
    MEDIA 1.7%
    The Walt Disney Co.                                      1,687,290       54,415,102
                                                                         --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 15.4%
    Abbott Laboratories                                        400,000       21,596,000
    Allergan Inc.                                              997,300       62,839,873
(a) Amgen Inc.                                                 932,000       52,723,240
(a) Biogen Idec Inc.                                           400,000       21,400,000
(a) Celgene Corp.                                              324,400       18,062,592
(a) Covance Inc.                                               200,000       10,914,000

Franklin Custodian Funds
Franklin Growth Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

(a) Dionex Corp.                                               250,000   $   18,467,500
    Eli Lilly and Co.                                          400,000       14,284,000
(a) Gilead Sciences Inc.                                       250,000       10,820,000
    Johnson & Johnson                                        1,181,010       76,068,854
    Merck & Co. Inc.                                           788,350       28,806,309
(a) Mettler-Toledo International Inc.                           50,000        5,249,500
(a) Millipore Corp.                                            400,000       28,940,000
    Pfizer Inc.                                              2,761,000       50,222,590
    Pharmaceutical Product Development Inc.                    200,000        4,688,000
    Roche Holding AG, ADR (Switzerland)                        530,000       22,366,000
(a) Talecris Biotherapeutics Holdings Corp.                    460,000       10,244,200
    Teva Pharmaceutical Industries Ltd., ADR (Israel)          275,000       15,449,500
(a) Waters Corp.                                               500,000       30,980,000
                                                                         --------------
                                                                            504,122,158
                                                                         --------------
    RETAILING 0.3%
(a) Expedia Inc.                                               300,100        7,715,571
(a) HSN Inc.                                                    60,020        1,211,804
(a) Ticketmaster Entertainment Inc.                             60,020          733,444
                                                                         --------------
                                                                              9,660,819
                                                                         --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
    Intel Corp.                                                750,000       15,300,000
    Texas Instruments Inc.                                     250,000        6,515,000
                                                                         --------------
                                                                             21,815,000
                                                                         --------------
    SOFTWARE & SERVICES 8.7%
(a) Adobe Systems Inc.                                         527,900       19,416,162
(a) Autodesk Inc.                                              800,000       20,328,000
    Automatic Data Processing Inc.                             700,000       29,974,000
(a) Computer Sciences Corp.                                  1,000,000       57,530,000
(a) Google Inc., A                                              76,300       47,304,474
(a) IAC/InterActiveCorp                                        150,050        3,073,024
    MasterCard Inc., A                                          80,000       20,478,400
    Microsoft Corp.                                            325,000        9,909,250
    Oracle Corp.                                               500,000       12,270,000
    Paychex Inc.                                               425,000       13,022,000
    Visa Inc., A                                               291,900       25,529,574
(a) Yahoo! Inc.                                              1,600,000       26,848,000
                                                                         --------------
                                                                            285,682,884
                                                                         --------------
    TECHNOLOGY HARDWARE & EQUIPMENT 15.3%
(a) Agilent Technologies Inc.                                1,150,000       35,730,500
(a) Apple Inc.                                                 831,000      175,224,660
(a) Cisco Systems Inc.                                       2,695,000       64,518,300
(a) EMC Corp.                                                1,000,000       17,470,000
(a) FLIR Systems Inc.                                          350,000       11,452,000
    Hewlett-Packard Co.                                      1,156,250       59,558,437
    International Business Machines Corp.                      580,000       75,922,000
(a) Logitech International SA (Switzerland)                    150,000        2,565,000
    Molex Inc.                                                  71,483        1,540,459
    Molex Inc., A                                              133,100        2,546,203
    QUALCOMM Inc.                                              660,000       30,531,600
(a) Research In Motion Ltd. (Canada)                           350,000       23,639,000
                                                                         --------------
                                                                            500,698,159
                                                                         --------------
    TELECOMMUNICATION SERVICES 1.3%
    America Movil SAB de CV, L, ADR (Mexico)                   259,300       12,181,914
(a) American Tower Corp., A                                    715,000       30,895,150
                                                                         --------------
                                                                             43,077,064
                                                                         --------------
    TRANSPORTATION 7.5%
(a) Air France-KLM, ADR (France)                               600,000        9,390,000
(a) Alaska Air Group Inc.                                      600,000       20,736,000
(a) Allegiant Travel Co.                                       100,000        4,717,000
    Arkansas Best Corp.                                        500,000       14,715,000
(a) British Airways PLC, ADR (United Kingdom)                  600,000       18,360,000

Franklin Custodian Funds
Franklin Growth Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

    C.H. Robinson Worldwide Inc.                               267,300   $   15,698,529
    Canadian National Railway Co. (Canada)                     500,000       27,180,000
    Canadian Pacific Railway Ltd. (Canada)                     500,000       27,000,000
(a) Continental Airlines Inc., B                             1,000,000       17,920,000
    Expeditors International of Washington Inc.                404,200       14,037,866
    Forward Air Corp.                                          495,333       12,408,092
    Heartland Express Inc.                                     500,000        7,635,000
(a) Ryanair Holdings PLC, ADR (Ireland)                        239,200        6,415,344
    Southwest Airlines Co.                                      65,200          745,236
    Union Pacific Corp.                                        600,000       38,340,000
    Werner Enterprises Inc.                                    462,000        9,142,980
                                                                         --------------
                                                                            244,441,047
                                                                         --------------
    UTILITIES 1.3%
    American Water Works Co. Inc.                              700,000       15,687,000
    FPL Group Inc.                                             200,000       10,564,000
    International Power PLC (United Kingdom)                 3,058,904       15,257,483
                                                                         --------------
                                                                             41,508,483
                                                                         --------------
    TOTAL COMMON STOCKS (COST $1,728,032,205)                             3,263,269,083
                                                                         --------------
    SHORT TERM INVESTMENTS (COST $5,769,899) 0.2%
    MONEY MARKET FUNDS 0.2%
(b) Institutional Fiduciary Trust Money Market Portfolio,
       0.00%                                                 5,769,899        5,769,899
                                                                         --------------
    TOTAL INVESTMENTS (COST $1,733,802,104) 100.0%                        3,269,038,982
    OTHER ASSETS, LESS LIABILITIES (0.0)%(c)                                 (1,329,801)
                                                                         --------------
    NET ASSETS 100.0%                                                    $3,267,709,181
                                                                         ==============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.

Franklin Custodian Funds
Franklin Growth Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO

ADR   American Depository Receipt

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                                           SHARES/
                                                                          COUNTRY          WARRANTS             VALUE
                                                                      --------------   ---------------     ---------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 27.5%
        CONSUMER DISCRETIONARY 1.3%
  (a)   Charter Communications Inc.                                    United States        11,871,333     $   421,432,321
  (a)   Charter Communications Inc., A                                 United States         4,084,845         145,011,997
  (a)   Charter Communications Inc., wts., 4/01/14                     United States         2,112,650          12,570,268
        Target Corp.                                                   United States         2,000,000          96,740,000
                                                                                                           ---------------
                                                                                                               675,754,586
                                                                                                           ---------------
        CONSUMER STAPLES 0.5%
        Diageo PLC                                                    United Kingdom        10,000,000         175,093,103
        PepsiCo Inc.                                                   United States         1,000,000          60,800,000
                                                                                                           ---------------
                                                                                                               235,893,103
                                                                                                           ---------------
        ENERGY 4.8%
(a,b)   Callon Petroleum Co.                                           United States         2,299,688           3,449,532
  (b)   Canadian Oil Sands Trust                                          Canada            25,847,400         735,476,130
        ConocoPhillips                                                 United States        11,200,000         571,984,000
        Exxon Mobil Corp.                                              United States        12,600,000         859,194,000
        Spectra Energy Corp.                                           United States        12,500,000         256,375,000
                                                                                                           ---------------
                                                                                                             2,426,478,662
                                                                                                           ---------------
        FINANCIALS 4.2%
        Bank of America Corp.                                          United States        35,386,000         532,913,160
        Barclays PLC                                                  United Kingdom        15,000,000          66,810,779
        Citigroup Inc.                                                 United States        45,000,000         148,950,000
  (b)   Colony Financial Inc.                                          United States         1,250,000          25,462,500
        HSBC Holdings PLC                                             United Kingdom        35,000,000         400,993,896
(a,b)   iStar Financial Inc.                                           United States         5,213,500          13,346,560
        JPMorgan Chase & Co.                                           United States        10,000,000         416,700,000
        Wells Fargo & Co.                                              United States        20,000,000         539,800,000
                                                                                                           ---------------
                                                                                                             2,144,976,895
                                                                                                           ---------------
        HEALTH CARE 2.5%
  (c)   Abbott Laboratories                                            United States         1,739,800          93,931,802
        Johnson & Johnson                                              United States         5,000,000         322,050,000
  (c)   Merck & Co. Inc.                                               United States        23,000,000         840,420,000
                                                                                                           ---------------
                                                                                                             1,256,401,802
                                                                                                           ---------------
        INDUSTRIALS 0.0%(D)
  (a)   Nortek Inc.                                                    United States            40,000           1,420,000
                                                                                                           ---------------
        MATERIALS 0.6%
        AngloGold Ashanti Ltd., ADR                                     South Africa         2,884,064         115,881,692
        Newmont Mining Corp.                                           United States         3,650,000         172,681,500
                                                                                                           ---------------
                                                                                                               288,563,192
                                                                                                           ---------------
        TELECOMMUNICATION SERVICES 2.0%
        AT&T Inc.                                                      United States        18,250,000         511,547,500
        Verizon Communications Inc.                                    United States         9,000,000         298,170,000
        Vodafone Group PLC                                            United Kingdom       100,000,000         231,869,141
                                                                                                           ---------------
                                                                                                             1,041,586,641
                                                                                                           ---------------
        UTILITIES 11.6%
        AGL Resources Inc.                                             United States         3,000,000         109,410,000
        Alliant Energy Corp.                                           United States           662,257          20,039,897
        Ameren Corp.                                                   United States        10,000,000         279,500,000
        American Electric Power Co. Inc.                               United States        10,000,000         347,900,000
        American Water Works Co. Inc.                                  United States         1,388,400          31,114,044
        CenterPoint Energy Inc.                                        United States         6,000,000          87,060,000
        Consolidated Edison Inc.                                       United States         5,300,000         240,779,000
        Dominion Resources Inc.                                        United States        10,500,000         408,660,000
        DTE Energy Co.                                                 United States         4,300,000         187,437,000
        Duke Energy Corp.                                              United States        33,500,000         576,535,000
        FirstEnergy Corp.                                              United States         3,000,000         139,350,000
        FPL Group Inc.                                                 United States         6,000,000         316,920,000

                       Quarterly Statement of Investments

                                          See Notes to Statements of Investments

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

        NiSource Inc.                                                  United States         2,900,000     $    44,602,000
        PG&E Corp.                                                     United States        10,200,000         455,430,000
        Pinnacle West Capital Corp.                                    United States         4,800,000         175,584,000
        Portland General Electric Co.                                  United States         2,950,000          60,209,500
        PPL Corp.                                                      United States         1,000,000          32,310,000
        Progress Energy Inc.                                           United States         9,400,000         385,494,000
        Public Service Enterprise Group Inc.                           United States        15,000,000         498,750,000
        Sempra Energy                                                  United States         5,900,000         330,282,000
        The Southern Co.                                               United States        17,350,000         578,102,000
        TECO Energy Inc.                                               United States        10,000,000         162,200,000
        Xcel Energy Inc.                                               United States        19,000,000         403,180,000
                                                                                                           ---------------
                                                                                                             5,870,848,441
                                                                                                           ---------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $12,263,694,456)                               13,941,923,322
                                                                                                           ---------------
        CONVERTIBLE PREFERRED STOCKS 2.7%
        CONSUMER DISCRETIONARY 0.1%
  (a)   General Motors Corp., 6.25%, cvt. pfd., C                      United States        11,000,000          61,050,000
                                                                                                           ---------------
        ENERGY 0.1%
(a,b)   Callon Petroleum Co., cvt. pfd.                                United States           188,157           2,775,316
  (e)   SandRidge Energy Inc., 8.50%, cvt. pfd., 144A                  United States           300,000          42,940,500
                                                                                                           ---------------
                                                                                                                45,715,816
                                                                                                           ---------------
        FINANCIALS 1.9%
        Bank of America Corp., 7.25%, cvt. pfd., L                     United States           580,000         509,820,000
  (a)   Fannie Mae, 5.375%, cvt. pfd.                                  United States             4,700          13,630,000
  (a)   Fannie Mae, 8.75%, cvt. pfd.                                   United States         3,239,000           5,571,080
  (a)   Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A                 United States         3,000,000          32,610,000
  (a)   Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P             United States         1,000,650           4,002,600
  (a)   Lehman Brothers Holdings Inc., 8.75%, cvt. pfd., Q             United States           550,000           2,172,500
        Wells Fargo & Co., 7.50%, cvt. pfd., A                         United States           463,516         425,507,688
                                                                                                           ---------------
                                                                                                               993,313,868
                                                                                                           ---------------
        HEALTH CARE 0.5%
        Tenet Healthcare Corp., 7.00%, cvt. pfd.                       United States           250,000         241,113,250
                                                                                                           ---------------
        UTILITIES 0.1%
        FPL Group Inc., 8.375%, cvt. pfd.                              United States           975,000          51,109,500
                                                                                                           ---------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,606,643,282)                                             1,392,302,434
                                                                                                           ---------------
        EQUITY-LINKED SECURITIES 3.6%
        CONSUMER DISCRETIONARY 0.2%
  (e)   JP Morgan Chase into Comcast Corp., 8.00%, 144A                United States         5,000,000          86,228,500
                                                                                                           ---------------
        ENERGY 1.5%
  (e)   Barclays Bank PLC into Weatherford International Ltd.,
           12.00%, 144A                                                United States         7,350,000         143,490,375
        Credit Suisse into Halliburtun Co., 12.00%                     United States         4,000,000          95,212,000
        Credit Suisse into Weatherford International Ltd., 11.00%      United States         6,315,000         121,050,972
  (e)   Deutsche Bank AG into Chesapeake Energy Corp., 12.00%,
           144A                                                        United States         6,200,000         167,635,600
  (e)   The Goldman Sachs Group Inc. into Devon Energy Corp.,
           10.55%, 144A                                                United States         1,600,000          97,401,600
  (e)   The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%,
           144A                                                        United States         3,600,000         160,648,200
                                                                                                           ---------------
                                                                                                               785,438,747
                                                                                                           ---------------
        FINANCIALS 1.0%
        Barclays Bank PLC into Citigroup Inc., 17.00%                  United States        21,506,000          76,702,869
        Credit Suisse into Bank of America Corp., 10.00%               United States         6,310,000          99,580,003
        Credit Suisse into Bank of America Corp., 11.10%               United States         8,850,000         141,707,970
  (e)   JPMorgan Chase & Co. into Wells Fargo & Co., 10.00%, 144A      United States         3,575,000          98,522,352

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

  (e)   Morgan Stanley into Bank of America Corp., 8.00%, 144A         United States         5,685,000     $    88,119,206
                                                                                                           ---------------
                                                                                                               504,632,400
                                                                                                           ---------------
        INFORMATION TECHNOLOGY 0.5%
  (e)   The Goldman Sachs Group Inc. into Intel Corp., 10.00%,
           144A                                                        United States         7,500,000         140,467,500
  (e)   The Goldman Sachs Group Inc. into Xerox Corp., 12.00%,
           144A                                                        United States        13,400,000         112,908,400
                                                                                                           ---------------
                                                                                                               253,375,900
                                                                                                           ---------------
        MATERIALS 0.4%
  (e)   The Goldman Sachs Group Inc. into Barrick Gold Corp.,
           12.5%, 144A                                                 United States         5,000,000         202,136,000
                                                                                                           ---------------
        TOTAL EQUITY-LINKED SECURITIES (COST $1,800,211,215)                                                 1,831,811,547
                                                                                                           ---------------
        PREFERRED STOCKS 0.4%
        FINANCIALS 0.4%
  (a)   Fannie Mae, 6.75%, pfd.                                        United States         3,000,000           2,925,000
  (a)   Fannie Mae, 7.625%, pfd., R                                    United States         2,399,400           2,231,442
  (a)   Fannie Mae, 8.25%, pfd.                                        United States        11,784,000          12,962,400
  (a)   Freddie Mac, 8.375%, pfd., Z                                   United States        16,608,000          17,438,400
  (e)   GMAC Inc., 7.00%, pfd., 144A                                   United States           267,636         176,422,306
                                                                                                           ---------------
        TOTAL PREFERRED STOCKS (COST $928,695,780)                                                             211,979,548
                                                                                                           ---------------

                                                                                        PRINCIPAL (f)
                                                                                            AMOUNT
                                                                                       ---------------
  (g)   SENIOR FLOATING RATE INTERESTS 5.7%
        CONSUMER DISCRETIONARY 1.5%
        Clear Channel Communications Inc., Term Loan B, 3.881%,
           11/13/15                                                    United States       537,786,283         442,867,004
        Dex Media West LLC, Term Loan B, 7.00%, 10/24/14               United States         9,416,463           8,725,925
        Harrah's Operating Co. Inc., Incremental Term Loan,
           9.50%, 10/01/16                                             United States       100,000,000          99,718,800
  (h)   Idearc Inc.,
           Term Loan A, 5.75%, 11/17/13                                United States        43,684,879          22,858,113
           Term Loan B, 4.25%, 11/17/14                                United States        24,146,182          12,641,541
        Jarden Corp., Term Loan B-3, 2.751%, 1/24/12                   United States        94,433,207          92,224,131
        R.H. Donnelley Inc., Term Loan D-2, 6.75%, 6/30/11             United States        50,201,148          46,084,654
        Univision Communications Inc., Initial Term Loan, 4.50%,
           9/29/14                                                     United States        20,000,000          17,450,000
                                                                                                           ---------------
                                                                                                               742,570,168
                                                                                                           ---------------
        CONSUMER STAPLES 0.1%
        JohnsonDiversey Inc., Tranch B Dollar Term Loan, 3.50%,
           11/24/15                                                    United States        40,000,000          40,375,000
        HEALTH CARE 0.3%
        Bausch and Lomb Inc.,
           Delayed Draw Term Loan, 3.501%, 4/28/15                     United States         8,315,392           7,938,605
           Parent Term Loan, 3.501%, 4/28/15                           United States        34,242,000          32,690,427
        HCA Inc.,
           Term Loan A-1, 1.501%, 11/19/12                             United States        61,200,717          58,582,673
           Term Loan B-1, 2.501%, 11/18/13                             United States        56,515,435          54,092,336
                                                                                                           ---------------
                                                                                                               153,304,041
                                                                                                           ---------------
        INDUSTRIALS 0.7%
        Allison Transmission Inc., Term Loan B, 2.99% - 3.04%,
           8/07/14                                                     United States       173,180,254         159,455,719
        Altegrity Inc., Term Loan B, 3.253%, 2/21/15                   United States       107,518,797          96,901,316
        Ceva Group PLC,
           Dollar Pre-Refunded L/C Commitment, 3.251%, 8/01/12         United States        13,684,211          11,540,346
           EGL Term Loans, 3.244%, 8/01/12                             United States       113,698,684          95,601,606
                                                                                                           ---------------
                                                                                                               363,498,987
                                                                                                           ---------------
        INFORMATION TECHNOLOGY 1.9%
        First Data Corp.,
           Term Loan B-2, 2.999% - 3.001%, 9/24/14                     United States       244,375,000         218,043,593

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

           Term Loan B-3, 2.999% - 3.001%, 9/24/14                     United States       327,609,492     $   291,162,936
        Freescale Semiconductor Inc.,
           Incremental Term Loan, 12.50%, 12/15/14                     United States       353,531,239         365,021,005
           Term Loan, 1.985%, 12/01/13                                 United States        77,231,325          67,915,296
                                                                                                           ---------------
                                                                                                               942,142,830
                                                                                                           ---------------
        MATERIALS 0.2%
        Novelis Corp., U.S. Term Loan, 2.24% - 2.26%, 7/07/14          United States       133,201,047         122,116,855
        UTILITIES 1.0%
        Texas Competitive Electric Holdings Co. LLC,
  (i)      Term Loan, 3.25%, 10/10/14                                  United States       105,000,000          84,577,500
           Term Loan B-1, 3.735% - 3.751%, 10/10/14                    United States       171,676,825         139,916,612
           Term Loan B-2, 3.735% - 3.751%, 10/10/14                    United States       100,428,557          82,037,577
           Term Loan B-3, 3.735% - 3.751%, 10/10/14                    United States       268,812,500         217,603,719
                                                                                                           ---------------
                                                                                                               524,135,408
                                                                                                           ---------------
        TOTAL SENIOR FLOATING RATE INTERESTS (COST $3,454,826,170)                                           2,888,143,289
                                                                                                           ---------------
        CORPORATE BONDS 56.3%
        CONSUMER DISCRETIONARY 14.7%
        Cablevision Systems Corp., senior note,
  (e)      144A, 8.625%, 9/15/17                                       United States       100,000,000         104,625,000
           B, 8.00%, 4/15/12                                           United States       450,000,000         478,125,000
        CBS Corp., senior note,
           8.20%, 5/15/14                                              United States        15,000,000          17,068,095
           8.875%, 5/15/19                                             United States       100,000,000         119,830,500
  (e)   CCH II LLC/CCH II Capital Corp., senior note, 144A,
           13.50%, 11/30/16                                            United States       227,347,163         266,564,549
        CCO Holdings LLC, senior note, 8.75%, 11/15/13                 United States        80,000,000          82,500,000
  (e)   Cequel Communications Holdings I LLC, senior note, 144A,
           8.625%, 11/15/17                                            United States        60,000,000          60,900,000
  (e)   Cinemark USA Inc., senior note, 144A, 8.625%, 6/15/19          United States        16,700,000          17,451,500
  (e)   Clear Channel Worldwide Holdings Inc., senior note, 144A,
           9.25%, 12/15/17                                             United States       144,750,000         149,529,250
  (e)   CSC Holdings Inc., senior note, 144A, 8.50%, 4/15/14           United States        67,300,000          72,011,000
(h,j)   Dex Media Inc.,
           senior disc. note, 9.00%, 11/15/13                          United States       290,000,000          74,675,000
           senior note, B, 8.00%, 11/15/13                             United States        95,600,000          24,617,000
(h,j)   Dex Media West Finance,
           senior note, B, 8.50%, 8/15/10                              United States       106,500,000         115,552,500
           senior sub. note, 9.875%, 8/15/13                           United States       114,100,000          36,226,750
        DISH DBS Corp., senior note, 7.875%, 9/01/19                   United States       188,000,000         198,105,000
        Dollar General Corp.,
           senior note, 10.625%, 7/15/15                               United States       391,698,000         435,764,025
  (k)      senior sub. note, PIK, 11.875%, 7/15/17                     United States       137,520,000         159,523,200
        EchoStar DBS Corp., senior note,
           7.75%, 5/31/15                                              United States       133,000,000         139,982,500
           7.125%, 2/01/16                                             United States       265,000,000         271,956,250
        Ford Motor Credit Co. LLC,
           7.375%, 2/01/11                                             United States       365,000,000         373,212,500
           8.00%, 6/01/14                                              United States       400,000,000         411,092,400
           senior note, 9.75%, 9/15/10                                 United States       183,000,000         188,860,026
           senior note, 9.875%, 8/10/11                                United States        75,000,000          78,750,000
           senior note, 7.25%, 10/25/11                                United States       185,000,000         186,908,090
           senior note, 7.50%, 8/01/12                                 United States       400,000,000         403,615,600
           senior note, 7.00%, 10/01/13                                United States        25,000,000          24,982,575
           senior note, 8.70%, 10/01/14                                United States        20,000,000          21,000,000
           senior note, 12.00%, 5/15/15                                United States       120,000,000         139,500,000
  (g)      senior note, FRN, 6.57%, 6/15/11                            United States       190,000,000         187,662,555
  (g)      senior note, FRN, 3.034%, 1/13/12                           United States        80,000,000          74,363,170
        Hanesbrands Inc., senior note, 8.00%, 12/15/16                 United States        25,300,000          25,900,875
  (e)   Harrah's Operating Co. Inc., senior secured note, 144A,
           11.25%, 6/01/17                                             United States        50,000,000          52,562,500
  (e)   Harrah's Operating Escrow, senior secured note, 144A,
           11.25%, 6/01/17                                             United States       100,000,000         105,125,000

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

        Host Hotels & Resorts LP, senior note,
  (e)      144A, 9.00%, 5/15/17                                        United States       125,750,000     $   136,595,937
           K, 7.125%, 11/01/13                                         United States        85,500,000          87,316,875
           M, 7.00%, 8/15/12                                           United States        15,500,000          15,829,375
           O, 6.375%, 3/15/15                                          United States       240,000,000         236,400,000
           Q, 6.75%, 6/01/16                                           United States       195,000,000         195,000,000
           S, 6.875%, 11/01/14                                         United States       110,000,000         111,237,500
        Jarden Corp., senior note, 8.00%, 5/01/16                      United States        34,000,000          35,275,000
        KB Home, senior note,
           6.375%, 8/15/11                                             United States         8,346,000           8,387,730
           5.75%, 2/01/14                                              United States        75,000,000          70,875,000
           6.25%, 6/15/15                                              United States        90,000,000          84,375,000
           9.10%, 9/15/17                                              United States        49,000,000          51,695,000
           7.25%, 6/15/18                                              United States        70,500,000          67,327,500
        Lamar Media Corp., senior note, 9.75%, 4/01/14                 United States        30,000,000          33,262,500
  (e)   Limited Brands Inc., senior note, 144A, 8.50%, 6/15/19         United States        40,000,000          43,700,000
        MGM MIRAGE,
           senior note, 8.50%, 9/15/10                                 United States        50,000,000          50,000,000
           senior note, 6.75%, 4/01/13                                 United States        70,000,000          60,900,000
  (e)      senior note, 144A, 11.375%, 3/01/18                         United States        25,000,000          22,500,000
           senior secured note, 13.00%, 11/15/13                       United States        70,000,000          80,850,000
        Michaels Stores Inc., senior note, 10.00%, 11/01/14            United States        48,235,000          50,164,400
  (h)   General Motors Corp., senior deb., 8.375%, 7/15/33             United States       510,000,000         140,250,000
  (e)   QVC Inc., senior secured note, 144A, 7.50%, 10/01/19           United States        43,800,000          44,895,000
  (h)   R.H. Donnelley Corp.,
           senior disc. note, A-1, 6.875%, 1/15/13                     United States       142,000,000          14,022,500
           senior disc. note, A-2, 6.875%, 1/15/13                     United States       209,450,000          20,683,188
           senior note, 6.875%, 1/15/13                                United States        55,000,000           5,431,250
           senior note, 8.875%, 10/15/17                               United States       501,500,000          49,523,125
           senior note, A-3, 8.875%, 1/15/16                           United States       213,100,000          21,043,625
        Regal Cinemas Corp., senior note, 8.625%, 7/15/19              United States        18,000,000          18,810,000
        Starwood Hotels & Resorts Worldwide Inc., senior note,
           7.875%, 10/15/14                                            United States        65,000,000          69,793,750
  (e,)  Univision Communications Inc.,
  (k)      senior note, 144A, PIK, 10.50%, 3/15/15                     United States       278,912,500         245,791,641
           senior secured note, 144A, 12.00%, 7/01/14                  United States        26,500,000          29,348,750
  (e)   UPC Holding BV, senior note, 144A, 9.875%, 4/15/18              Netherlands          7,200,000           7,370,280
        Visant Holding Corp., senior note, 8.75%, 12/01/13             United States        50,000,000          51,625,000
        Wendy's/Arby's Restaurant LLC, senior note, 10.00%,
           7/15/16                                                     United States        37,500,000          41,062,500
  (e)   WMG Acquisition Corp., senior secured note, 144A, 9.50%,
           6/15/16                                                     United States        42,700,000          45,955,875
        Wyndham Worldwide Corp., senior note,
           9.875%, 5/01/14                                             United States        75,000,000          83,449,650
           6.00%, 12/01/16                                             United States        21,727,000          20,268,619
                                                                                                           ---------------
                                                                                                             7,449,558,980
                                                                                                           ---------------
        CONSUMER STAPLES 0.7%
  (e)   Alliance One International Inc., senior note, 144A,
           10.00%, 7/15/16                                             United States        33,100,000          34,920,500
  (e)   Dole Food Co. Inc., senior secured note, 144A, 8.00%,
           10/01/16                                                    United States        30,000,000          30,600,000
  (e)   JBS USA LLC, senior note, 144A, 11.625%, 5/01/14               United States       144,500,000         165,813,750
  (e)   JohnsonDiversey Inc., senior note, 144A, 8.25%, 11/15/19       United States        30,000,000          30,375,000
        SUPERVALU Inc., senior note, 8.00%, 5/01/16                    United States       108,500,000         110,670,000
                                                                                                           ---------------
                                                                                                               372,379,250
                                                                                                           ---------------
        ENERGY 9.2%
  (e)   Alon Refining Krotz Springs Inc., senior secured note,
           144A, 13.50%, 10/15/14                                      United States        30,000,000          28,125,000
  (e)   Antero Resources Finance, senior note, 144A, 9.375%,
           12/01/17                                                    United States        92,650,000          94,966,250
        Berry Petroleum Co., senior note, 10.25%, 6/01/14              United States        15,300,000          16,715,250
        Bill Barrett Corp., senior note, 9.875%, 7/17/16               United States        15,000,000          16,050,000
  (b)   Callon Petroleum Co., senior secured note, 13.00%, 9/15/16     United States        83,625,000          62,718,750
        Chesapeake Energy Corp., senior note,
           7.625%, 7/15/13                                             United States        55,000,000          57,887,500
           9.50%, 2/15/15                                              United States       220,000,000         242,550,000
           6.50%, 8/15/17                                              United States       182,000,000         179,270,000
           6.25%, 1/15/18                                              United States       165,000,000         159,225,000

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

           7.25%, 12/15/18                                             United States       188,065,000     $   190,415,812
           6.875%, 11/15/20                                            United States       158,000,000         153,260,000
        El Paso Corp., senior note,
           12.00%, 12/12/13                                            United States       176,600,000         207,946,500
           7.25%, 4/01/18                                              United States        50,000,000          49,649,900
           MTN, 7.75%, 1/15/32                                         United States       250,000,000         237,653,250
        Encore Acquisition Co., senior sub. note, 9.50%, 5/01/16       United States        17,000,000          18,020,000
  (e)   Expro Finance Luxembourg, senior secured note, 144A,
           8.50%, 12/15/16                                            United Kingdom        56,800,000          55,902,560
        Forest Oil Corp., senior note,
           7.25%, 6/15/19                                              United States        47,875,000          47,515,938
  (e)      144A, 8.50%, 2/15/14                                        United States       115,000,000         120,750,000
  (e)   Holly Corp., senior note, 144A, 9.875%, 6/15/17                United States        35,000,000          37,012,500
        Mariner Energy Inc., senior note,
           7.50%, 4/15/13                                              United States        46,500,000          46,500,000
           11.75%, 6/30/16                                             United States        25,800,000          28,896,000
           8.00%, 5/15/17                                              United States        36,600,000          35,319,000
        Newfield Exploration Co., senior sub. note,
           6.625%, 4/15/16                                             United States       128,000,000         128,960,000
           7.125%, 5/15/18                                             United States        12,600,000          12,789,000
        OPTI Canada Inc., senior note, 7.875%, 12/15/14                   Canada            75,000,000          61,875,000
        Petrohawk Energy Corp., senior note,
           9.125%, 7/15/13                                             United States        85,000,000          89,250,000
           10.50%, 8/01/14                                             United States       129,050,000         141,632,375
           7.875%, 6/01/15                                             United States       141,000,000         143,115,000
  (e)   Petroplus Finance Ltd., senior note, 144A,
           6.75%, 5/01/14                                               Switzerland         95,000,000          89,079,631
           7.00%, 5/01/17                                               Switzerland         35,000,000          31,413,575
           9.375%, 9/15/19                                                Bermuda           80,840,000          79,471,806
        Pioneer Natural Resources Co.,
           6.65%, 3/15/17                                              United States        25,000,000          24,781,675
           senior bond, 6.875%, 5/01/18                                United States       110,000,000         109,386,200
        Plains Exploration & Production Co., senior note,
           7.75%, 6/15/15                                              United States        95,500,000          97,648,750
           10.00%, 3/01/16                                             United States        80,000,000          88,000,000
           8.625%, 10/15/19                                            United States        50,000,000          51,625,000
        Pride International Inc., senior note, 8.50%, 6/15/19          United States        33,000,000          38,280,000
        Quicksilver Resources Inc., senior note,
           11.75%, 1/01/16                                             United States        36,800,000          41,952,000
           9.125%, 8/15/19                                             United States        90,000,000          94,050,000
        Range Resources Corp., senior sub. note, 8.00%, 5/15/19        United States        40,000,000          43,000,000
        Sabine Pass LNG LP, senior secured note,
           7.25%, 11/30/13                                             United States       105,000,000          95,812,500
           7.50%, 11/30/16                                             United States       280,000,000         234,500,000
        SandRidge Energy Inc., senior note,
  (e)      144A, 9.875%, 5/15/16                                       United States       106,300,000         112,412,250
  (e)      144A, 8.00%, 6/01/18                                        United States       126,745,000         125,160,687
  (e)      144A, 8.75%, 1/15/20                                        United States        59,150,000          59,445,750
  (g)      FRN, 3.915%, 4/01/14                                        United States        68,925,000          61,862,462
  (k)      PIK, 8.625%, 4/01/15                                        United States        30,170,000          30,320,850
        SEACOR Holdings Inc., senior note, 7.375%, 10/01/19            United States        35,000,000          35,493,080
        SESI LLC, senior note, 6.875%, 6/01/14                         United States       117,000,000         115,830,000
        Tesoro Corp.,
  (l)      7.50%, 7/17/12                                              United States       100,000,000          92,174,140
           senior note, 6.50%, 6/01/17                                 United States        16,000,000          14,960,000
           senior note, 9.75%, 6/01/19                                 United States        41,400,000          43,056,000
  (e)   W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14           United States       156,255,000         149,223,525
  (e)   Western Refining Inc.,
  (g)      senior note, 144A, FRN, 10.75% 6/15/14                      United States        25,000,000          22,500,000
           senior secured note, 144A, 11.25%, 6/15/17                  United States        15,000,000          13,650,000
                                                                                                           ---------------
                                                                                                             4,659,060,466
                                                                                                           ---------------
        FINANCIALS 6.9%
        Aflac Inc., senior note, 8.50%, 5/15/19                        United States        13,200,000          15,231,520
  (m)   Bank of America Corp., pfd., sub. bond, M, 8.125%,
           Perpetual                                                   United States       100,000,000          96,399,000
        Capital One Capital V, pfd., 10.25%, 8/15/39                   United States        24,000,000          27,972,360

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

        CB Richard Ellis Services Inc., senior sub. note,
           11.625%, 6/15/17                                            United States        35,000,000     $    39,025,000
        Duke Realty LP, senior note,
           6.25%, 5/15/13                                              United States        24,000,000          24,155,472
           5.95%, 2/15/17                                              United States        37,500,000          35,043,651
           6.50%, 1/15/18                                              United States        35,500,000          33,484,242
           8.25%, 8/15/19                                              United States        59,400,000          62,173,564
  (e)   Dupont Fabros Technology LP, senior note, 144A, 8.50%,
           12/15/17                                                    United States        25,000,000          25,468,750
  (e)   FelCor Lodging Trust Inc., senior secured note, 144A,
           10.00%, 10/01/14                                            United States       140,450,000         142,381,187
        Forest City Enterprises Inc., senior note, 7.625%, 6/01/15     United States        42,250,000          38,025,000
  (e)   GMAC LLC, senior note, 144A,
           7.75%, 1/19/10                                              United States       115,000,000         115,071,875
           7.25%, 3/02/11                                              United States       148,000,000         148,000,000
           6.875%, 9/15/11                                             United States       310,000,000         308,450,000
           6.875%, 8/28/12                                             United States       170,000,000         168,300,000
        HCP Inc., senior note,
           6.30%, 9/15/16                                              United States        23,000,000          22,479,142
           6.00%, 1/30/17                                              United States        33,325,000          31,406,380
           5.625%, 5/01/17                                             United States        15,040,000          13,909,628
           6.70%, 1/30/18                                              United States        70,500,000          68,851,242
           G, 5.625%, 2/28/13                                          United States        25,615,000          25,721,379
  (b)   iStar Financial Inc.,
           8.625%, 6/01/13                                             United States       174,100,000         113,165,000
  (e)        senior secured note, 144A, 8.00%, 3/15/11                 United States         6,142,000           5,527,800
  (e)        senior secured note, 144A, 10.00%, 6/15/14                United States        67,350,000          59,268,000
  (m)   JPMorgan Chase & Co., junior sub. note, 1, 7.90%,
           Perpetual                                                   United States       865,000,000         895,131,410
  (h)   Lehman Brothers Holdings Inc., senior note,
           6.20%, 9/26/14                                              United States       286,300,000          57,260,000
           I, 7.50%, 1/21/09                                           United States       900,000,000          56,700,000
  (e)      144A, 7.50%, 12/03/08                                       United States       400,000,000          41,300,000
(e,g)   Liberty Mutual Group, junior sub. note, 144A, FRN,
           10.75%, 6/15/88                                             United States       100,000,000         107,000,000
  (e)   Reynolds Group Escrow, senior secured note, 144A, 7.75%,
           10/15/16                                                   United Kingdom        40,000,000          41,100,000
  (e)   UPC Germany GmbH,
           senior note, 144A, 9.625%, 12/01/19                            Germany           23,100,000EUR       33,562,494
           senior secured bond, 144A, 8.125%, 12/01/17                    Germany           52,700,000          53,490,500
           senior secured note, 144A, 8.125%, 12/01/17                    Germany           43,900,000EUR       64,018,921
  (m)   Wells Fargo Capital XIII, pfd., 7.70%, Perpetual               United States        44,500,000          43,387,500
  (m)   Wells Fargo Capital XV, pfd., 9.75%, Perpetual                 United States       449,600,000         483,320,000
                                                                                                           ---------------
                                                                                                             3,495,781,017
                                                                                                           ---------------
        HEALTH CARE 6.5%
  (e)   Apria Healthcare Group Inc., senior secured note, 144A,
           11.25%, 11/01/14                                            United States        32,300,000          35,610,750
           12.375%, 11/01/14                                           United States        14,000,000          15,470,000
        Community Health Systems Inc., senior sub. note, 8.875%,
           7/15/15                                                     United States       375,000,000         389,062,500
        DaVita Inc.,
           senior note, 6.625%, 3/15/13                                United States        50,000,000          50,375,000
           senior sub. note, 7.25%, 3/15/15                            United States        90,000,000          90,675,000
        HCA Inc.,
           6.75%, 7/15/13                                              United States        62,320,000          61,696,800
           6.375%, 1/15/15                                             United States       169,455,000         160,770,431
           senior note, 6.50%, 2/15/16                                 United States       195,000,000         186,225,000
           senior secured note, 9.25%, 11/15/16                        United States       300,000,000         322,875,000
  (e)      senior secured note, 144A, 8.50%, 4/15/19                   United States       160,000,000         173,200,000
  (e)      senior secured note, 144A, 7.875%, 2/15/20                  United States       165,000,000         172,218,750
(e,k)   Quintiles Transnational Corp., senior note, 144A, PIK,
           9.50%, 12/30/14                                             United States       150,000,000         151,125,000
  (e)   Talecris Biotherapeutics Holdings Corp., senior note,
           144A, 7.75%, 11/15/16                                       United States        36,250,000          36,975,000
        Tenet Healthcare Corp.,
           senior note, 7.375%, 2/01/13                                United States       446,365,000         449,712,738
  (e)      senior note, 144A, 9.00%, 05/01/15                          United States       300,000,000         325,500,000

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

  (e)      senior note, 144A, 10.00%, 5/01/18                          United States       300,000,000     $   337,500,000
  (g)      senior note, FRN, 9.25%, 2/01/15                            United States       115,000,000         123,050,000
  (e)      senior secured note, 144A, 8.875%, 7/01/19                  United States        30,000,000          32,700,000
(g,k)   US Oncology Holdings Inc., senior note, PIK, FRN, 6.428%,
           3/15/12                                                     United States        87,311,000          82,072,340
        US Oncology Inc.,
           senior note, 10.75%, 8/15/14                                United States        15,000,000          15,825,000
           senior secured note, 9.125%, 8/15/17                        United States        40,000,000          42,200,000
        Vanguard Health Holding Co. I LLC, senior sub. note,
           11.25%, 10/01/15                                            United States        23,900,000          25,274,250
                                                                                                           ---------------
                                                                                                             3,280,113,559
                                                                                                           ---------------
        INDUSTRIALS 4.4%
  (e)   Altegrity Inc., senior note, 144A, 10.50%, 11/01/15            United States        20,600,000          18,488,500
  (e)   American Airlines Inc., senior secured note, 144A,
           10.50%, 10/15/12                                            United States        67,500,000          71,043,750
  (e)   Case New Holland Inc., senior note, 144A, 7.75%, 9/01/13       United States       201,050,000         206,578,875
  (e)   Ceva Group PLC, senior secured note, 144A,
           10.00%, 9/01/14                                            United Kingdom       125,000,000         117,561,189
           12.00%, 9/01/14                                            United Kingdom        77,878,703          76,720,027
           11.625%, 10/01/16                                          United Kingdom        11,800,000          12,168,750
  (e)   Delta Air Lines Inc., senior secured note, 144A,
           9.50%, 9/15/14                                              United States        83,150,000          86,891,750
           11.75%, 3/15/15                                             United States       130,000,000         130,650,000
        Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15             United States        31,706,000          26,355,612
        Hertz Corp.,
           senior note, 8.875%, 1/01/14                                United States       445,000,000         457,237,500
           senior sub. note, 10.50%, 1/01/16                           United States       140,000,000         150,150,000
(e,k)   JohnsonDiversey Holdings Inc., senior note, 144A, PIK,
           10.50%, 5/15/20                                             United States        49,200,000          49,692,000
        Navistar International Corp., senior note, 8.25%, 11/01/21     United States        33,300,000          34,299,000
        Nortek Inc., senior secured note, 11.00%, 12/15/13             United States        40,177,777          42,186,666
        RBS Global & Rexnord Corp.,
  (e)      144A, 9.50%, 8/01/14                                        United States        98,206,000          98,942,545
           senior note, 9.50%, 8/01/14                                 United States       173,274,000         174,573,555
           senior sub. note, 11.75%, 8/01/16                           United States        97,000,000          96,515,000
  (e)   RSC Equipment Rental/RSC Holdings, senior note, 144A,
           10.25%, 11/15/19                                            United States        58,000,000          58,507,500
  (e)   RSC Equipment Rental Inc., senior secured note, 144A,
           10.00%, 7/15/17                                             United States        30,000,000          32,775,000
        Terex Corp., senior sub. note, 8.00%, 11/15/17                 United States       185,000,000         178,987,500
  (e)   Transdigm Inc., senior sub. note, 144A, 7.75%, 7/15/14         United States        50,000,000          50,937,500
        United Rentals North America Inc., senior sub. note,
           7.75%, 11/15/13                                             United States        47,725,000          44,861,500
                                                                                                           ---------------
                                                                                                             2,216,123,719
                                                                                                           ---------------
        INFORMATION TECHNOLOGY 3.1%
  (e)   Advanced Micro Devices Inc., senior note, 144A, 8.125%,
           12/15/17                                                    United States        65,700,000          65,782,125
        Ceridian Corp., senior note, 11.50%, 11/15/15                  United States        75,000,000          71,906,250
        First Data Corp., senior note, 9.875%, 9/24/15                 United States       270,000,000         253,125,000
        Flextronics International Ltd., senior sub. note, 6.25%,
           11/15/14                                                      Singapore          75,000,000          74,250,000
        Freescale Semiconductor Inc., senior note,
           8.875%, 12/15/14                                            United States       290,000,000         267,525,000
           10.125%, 12/15/16                                           United States       162,500,000         131,625,000
  (e)   Intelsat Jackson Holding LTD, senior note, 144A, 8.50%,
           11/01/19                                                       Bermuda           30,000,000          31,050,000
        Jabil Circuit Inc., senior note, 7.75%, 7/15/16                United States        45,400,000          47,897,000
        Lucent Technologies Inc., 6.45%, 3/15/29                       United States       180,000,000         129,825,000
        Sanmina-SCI Corp., senior sub. note,
           6.75%, 3/01/13                                              United States       150,000,000         148,687,500
           8.125%, 3/01/16                                             United States       100,000,000         100,250,000
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13                                United States        35,000,000          36,050,000
           senior note, 10.625%, 5/15/15                               United States        55,000,000          60,843,750
           senior sub. note, 10.25%, 8/15/15                           United States        85,000,000          90,950,000
  (e)   ViaSat Inc., senior note, 144A, 8.875%, 9/15/16                United States        49,250,000          51,712,500
                                                                                                           ---------------
                                                                                                             1,561,479,125
                                                                                                           ---------------

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

        MATERIALS 2.9%
  (e)   Ashland Inc., senior note, 144A, 9.125%, 6/01/17               United States        35,000,000     $    38,500,000
        Ball Corp., senior note,
           7.125%, 9/01/16                                             United States        15,400,000          15,862,000
           7.375%, 9/01/19                                             United States        14,800,000          15,281,000
        Boise Cascade LLC, senior sub. note, 7.125%, 10/15/14          United States        15,000,000          13,593,750
  (e)   Cemex Finance LLC, senior secured note, 144A, 9.50%,
           12/14/16                                                    United States        50,000,000          51,782,165
        Freeport-McMoRan Copper & Gold Inc., senior note,
           8.25%, 4/01/15                                              United States        82,400,000          89,911,996
           8.375%, 4/01/17                                             United States       110,000,000         120,615,110
  (e)   Headwaters Inc., senior note, 144A, 11.375%, 11/01/14          United States        15,000,000          15,712,500
        Huntsman International LLC,
  (e)      senior note, 144A, 5.50%, 6/30/16                           United States        96,000,000          85,680,000
           senior sub. note, 7.875%, 11/15/14                          United States        33,500,000          32,913,750
           sub. senior note, 7.375%, 1/01/15                           United States        15,000,000          14,475,000
  (e)   Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
           2/15/16                                                    United Kingdom       180,000,000EUR      164,998,494
  (e)   Nalco Co., senior note, 144A, 8.25%, 5/15/17                   United States        34,650,000          36,988,875
        Nalco Finance Holdings, senior note, 9.00%, 2/01/14            United States       380,000,000         389,500,000
        NewPage Corp., senior secured note,
           10.00%, 5/01/12                                             United States        55,300,000          39,816,000
  (e)      144A, 11.375%, 12/31/14                                     United States        35,150,000          35,677,250
        Owens-Brockway Glass Container Inc., senior note, 7.375%,
           5/15/16                                                     United States        51,850,000          53,794,375
        Teck Resources Ltd.,
           senior note, 9.75%, 5/15/14                                    Canada            61,900,000          71,726,625
           senior secured note, 10.25%, 5/15/16                           Canada            81,300,000          95,121,000
           senior secured note, 10.75%, 5/15/19                           Canada            66,675,000          80,010,000
                                                                                                           ---------------
                                                                                                             1,461,959,890
                                                                                                           ---------------
        TELECOMMUNICATION SERVICES 1.8%
  (e)   CC Holdings GS V LLC, senior secured note, 144A, 7.75%,
           5/01/17                                                     United States        72,250,000          77,307,500
  (e)   Clearwire Communications LLC/Finance, senior sec. note,
           144A, 12.00%, 12/01/15                                      United States        50,000,000          51,250,000
  (e)   Clearwire Corp., senior secured note, 144A, 12.00%,
           12/01/15                                                    United States       145,000,000         147,900,000
        Cricket Communications Inc.,
           senior note, 9.375%, 11/01/14                               United States        65,000,000          65,650,000
           senior secured note, 7.75%, 5/15/16                         United States        30,000,000          30,075,000
        Crown Castle International Corp.,
           senior bond, 7.125%, 11/01/19                               United States        41,200,000          40,994,000
           senior note, 9.00%, 1/15/15                                 United States        55,000,000          58,850,000
  (e)   Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15            Jamaica           65,000,000          63,943,750
        Qwest Corp., senior note, 8.375%, 5/01/16                      United States        87,750,000          94,550,625
        Sprint Nextel Corp., senior note, 8.375%, 8/15/17              United States        80,200,000          82,205,000
        Virgin Media Finance PLC, senior note, 1, 9.50%, 8/15/16      United Kingdom        74,800,000          80,690,500
  (e)   Wind Acquisition Finance SA, senior note, 144A, 11.75%,
           7/15/17                                                         Italy            53,500,000          58,448,750
  (e)   Windstream Corp., senior note, 144A, 7.875%, 11/01/17          United States        70,750,000          70,219,375
                                                                                                           ---------------
                                                                                                               922,084,500
                                                                                                           ---------------
        UTILITIES 6.1%
        The AES Corp., senior note, 8.00%, 10/15/17                    United States        61,000,000          62,906,250
  (e)   Calpine Construction Finance, senior secured note, 144A,
           8.00%, 6/01/16                                              United States       100,000,000         103,500,000
(a, l)  Calpine Corp., Escrow Account, 8.50%, 7/15/10                  United States       125,000,000                  --
        CMS Energy Corp., senior note, 8.75%, 6/15/19                  United States        61,850,000          68,006,673
        Dynegy Holdings Inc., senior note,
           7.50%, 6/01/15                                              United States       170,000,000         159,800,000
           8.375%, 5/01/16                                             United States       250,000,000         238,750,000
           7.75%, 6/01/19                                              United States       105,000,000          91,612,500
  (e)      144A, 7.50%, 6/01/15                                        United States       115,000,000         106,375,000
        Energy Future Holdings Corp., senior note,
           10.875%, 11/01/17                                           United States       187,500,000         154,218,750
           P, 5.55%, 11/15/14                                          United States       396,220,000         282,979,531
  (k)      PIK, 12.00%, 11/01/17                                       United States       344,500,000         245,456,250
  (e)   Intergen NV, senior secured note, 144A, 9.00%, 6/30/17          Netherlands         80,000,000          83,800,000

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

        Public Service Co. of New Mexico, senior note, 7.95%,
           5/15/18                                                     United States        55,000,000     $    57,661,835
        Reliant Energy Inc., senior note,
           7.625%, 6/15/14                                             United States       150,000,000         149,250,000
           7.875%, 6/15/17                                             United States       175,000,000         172,812,500
        Texas Competitive Electric Holdings Co. LLC, senior note,
           A, 10.25%, 11/01/15                                         United States       695,000,000         566,425,000
           B, 10.25%, 11/01/15                                         United States       284,250,000         231,663,750
(k, n)     PIK, 10.50%, 11/01/16                                       United States       425,000,000         301,750,000
                                                                                                           ---------------
                                                                                                             3,076,968,039
                                                                                                           ---------------
        TOTAL CORPORATE BONDS (COST $28,637,728,681)                                                        28,495,508,545
                                                                                                           ---------------
        CONVERTIBLE BONDS 1.1%
        CONSUMER DISCRETIONARY 0.5%
  (e)   Host Hotels & Resorts LP, cvt., senior note, 144A,
           2.625%, 4/15/12                                             United States       120,956,000         114,001,030
  (e)   Liberty Global Inc., cvt., senior sub. note, 144A, 4.50%,
           11/15/16                                                    United States       122,750,000         133,797,500
                                                                                                           ---------------
                                                                                                               247,798,530
                                                                                                           ---------------
        FINANCIALS 0.3%
(b,g)   iStar Financial Inc., cvt., senior note, FRN, 0.79%,
           10/01/12                                                    United States       250,000,000         137,825,000
                                                                                                           ---------------
        INFORMATION TECHNOLOGY 0.2%
        Advanced Micro Devices Inc., cvt., senior note,
           6.00%, 5/01/15                                              United States        10,000,000           9,050,000
  (e)      144A, 5.75%, 8/15/12                                        United States        84,550,000          83,810,187
                                                                                                           ---------------
                                                                                                                92,860,187
                                                                                                           ---------------
        UTILITIES 0.1%
        CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29            United States        50,000,000          61,375,000
                                                                                                           ---------------
        TOTAL CONVERTIBLE BONDS (COST $609,223,372)                                                            539,858,717
                                                                                                           ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $51,301,022,956)                              49,301,527,402
                                                                                                           ---------------
        SHORT TERM INVESTMENTS 1.7%
        U.S. GOVERNMENT AND AGENCY SECURITIES 0.3%
 (o)    FHLB, 1/04/10 - 2/17/10                                        United States        72,700,000          72,698,672
 (o)    FHLMC, 1/05/10 - 2/05/10                                       United States        51,773,000          51,772,659
 (o)    FNMA, 1/19/10 - 2/10/10                                        United States        5,408,000            5,407,938
                                                                                                           ---------------
           TOTAL U.S. GOVERNMENT AND AGENCY AGENCIES (COST $129,879,533)                                       129,879,269
                                                                                                           ---------------
        TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE AGREEMENTS (COST $51,430,902,489)        49,431,406,671
                                                                                                           ---------------

                                                                                            SHARES
                                                                                       ---------------
        MONEY MARKET FUNDS (COST $206,950,835) 0.4%

  (p)   Institutional Fiduciary Trust Money Market Portfolio,
           0.00%                                                       United States       206,950,835         206,950,835
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.0%(d)
        MONEY MARKET FUNDS 0.0%(d)
  (q)   Bank of New York Institutional Cash Reserve Fund, Series
           A, 0.01%                                                    United States        11,188,302          11,188,302
  (a)   Bank of New York Institutional Cash Reserve Fund, Series B     United States           451,668             361,334
                                                                                                           ---------------
        TOTAL MONEY MARKET FUNDS (COST $11,639,970)                                                             11,549,636
                                                                                                           ---------------

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                        PRINCIPAL (f)
                                                                                            AMOUNT
                                                                                       ---------------
        REPURCHASE AGREEMENTS (COST $517,442,274) 1.0%                United States    $   517,442,274         517,442,274
  (r)   Joint Repurchase Agreement, 0.003%, 1/04/10 (Maturity
           Value $517,442,454)
           Banc of America Securities LLC (Maturity Value $60,794,314)
           BNP Paribas Securities Corp. (Maturity Value $121,583,455)
           Credit Suisse Securities (USA) LLC (Maturity Value $101,325,581)
           Deutsche Bank Securities Inc. (Maturity Value $31,093,117)
           HSBC Securities (USA) Inc. (Maturity Value $101,325,581)
           Morgan Stanley & Co. Inc. (Maturity Value $81,057,360)
           UBS Securities LLC (Maturity Value $20,263,046)
           Collateralized by U.S. Government Agency
              Securities, 0.50% - 7.625%, 3/30/10 - 2/09/28;
              (o)U.S. Government Agency Discount Notes, 9/21/10;
              (o)U.S.  Treasury Bills, 8/26/10 - 12/16/10; and U.S.
              Treasury  Notes, 0.875% - 4.25%, 5/31/11 - 11/15/14
                                                                                                           ---------------
        TOTAL SHORT TERM INVESTMENTS (COST $865,912,612)                                                       865,822,014
                                                                                                           ---------------
        TOTAL INVESTMENTS (COST $52,166,935,568) 99.0%                                                      50,167,349,416
        OPTIONS WRITTEN (0.0)%(d)                                                                                 (323,811)
        OTHER ASSETS, LESS LIABILITIES 1.0%                                                                    485,759,463
                                                                                                           ---------------
        NET ASSETS 100.0%                                                                                  $50,652,785,068
                                                                                                           ===============

                                                                                            SHARES
                                                                                       ---------------
        OPTIONS WRITTEN (0.0)%(d)
        CALL OPTIONS (0.0)% (d)
        HEALTH CARE (0.0)%(d)
        Abbott Laboratories, Feb. 57.50 Calls, 2/20/10                 United States             7,398            (184,950)
        Merck & Co. Inc., Feb. 40 Calls, 2/20/10                       United States             3,753            (138,861)
                                                                                                           ---------------
        TOTAL OPTIONS WRITTEN (PREMIUM RECEIVED $454,307)                                                         (323,811)
                                                                                                           ---------------

(a)  Non-income producing.

(b)  See Note 5 regarding holdings of 5% voting securities.

(c) A portion or all of the security is held in connection with written option contracts open at year end.

(d)  Rounds to less than 0.1% of net assets.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2009, the aggregate value of these securities was $9,479,103,019, representing 18.71% of net assets.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)  The coupon rate shown represents the rate at period end.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i)  Security purchased on a delayed delivery basis.

(j)  See Note 6 regarding other considerations.

(k)  Income may be received in additional securities and/or cash.

(l) Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2009, the aggregate value of these securities was $92,174,140, representing 0.18% of net assets.

(m)  Perpetual security with no stated maturity date.

(n)  A portion or all of the security is on loan at December 31, 2009.

(o)  The security is traded on a discount basis with no stated coupon rate.

(p) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(q)  The rate shown is the annualized seven-day yield at period end.

(r) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2009, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Franklin Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

CURRENCY ABBREVIATIONS

EUR     Euro

PORTFOLIO ABBREVIATIONS

ADR     American Depository Receipt
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
L/C     Letter of Credit
MTN     Medium Term Note
PIK     Payment-In-Kind

Franklin Custodian Funds
Franklin U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                             PRINCIPAL
                                                                               AMOUNT           VALUE
                                                                           --------------   --------------
      MORTGAGE-BACKED SECURITIES 98.1%
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 98.1%
      GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17                           $       93,455   $      103,107
      GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16                                  205,301          226,756
      GNMA GP 30 Year, 11.00%, 3/15/10 - 11/15/10                                  33,570           34,595
      GNMA GP 30 Year, 11.25%, 7/15/13 - 12/15/15                                 155,462          173,014
      GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13                                   22,130           24,489
      GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13                                   25,173           27,767
      GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12                                   6,503            7,037
      GNMA GP 30 Year, 12.50%, 5/15/10 - 6/15/10                                    1,910            1,964
      GNMA GP 30 Year, 12.75%, 5/15/14                                              3,867            4,431
      GNMA I SF 15 Year, 6.50%, 5/15/18                                           868,854          939,199
      GNMA I SF 30 Year, 4.50%, 3/15/39                                       110,705,050      111,009,713
(a)   GNMA I SF 30 Year, 4.50%, 1/01/39 - 11/15/39                          1,133,474,910    1,136,478,611
      GNMA I SF 30 Year, 5.00%, 8/15/39                                       184,074,777      189,509,632
      GNMA I SF 30 Year, 5.00%, 11/15/39                                       92,150,608       94,955,066
(a)   GNMA I SF 30 Year, 5.00%, 2/15/33 - 1/01/40                           1,807,103,087    1,865,069,140
      GNMA I SF 30 Year, 5.50%, 2/15/39                                       148,599,284      155,896,677
      GNMA I SF 30 Year, 5.50%, 5/15/28 - 11/15/39                          1,487,326,892    1,564,360,240
      GNMA I SF 30 Year, 6.00%, 10/15/23 - 2/15/39                          1,172,608,846    1,244,728,202
      GNMA I SF 30 Year, 6.50%, 5/15/23 - 2/15/38                             281,666,656      302,199,659
      GNMA I SF 30 Year, 6.75%, 3/15/26                                            39,023           43,040
      GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32                             151,189,223      167,902,779
      GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26                                521,620          582,739
      GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33                              49,072,657       55,027,587
      GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22                                 381,540          433,085
      GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30                             29,324,602       33,284,435
      GNMA I SF 30 Year, 8.50%, 5/15/16 - 6/15/25                               6,513,006        7,409,014
      GNMA I SF 30 Year, 9.00%, 9/15/13 - 7/15/23                               7,811,951        8,815,909
      GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22                               4,759,660        5,449,055
      GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25                              6,385,150        7,198,487
      GNMA I SF 30 Year, 10.50%, 2/15/12 - 10/15/21                             4,739,954        5,292,486
      GNMA I SF 30 Year, 11.00%, 2/15/10 - 5/15/21                              3,039,558        3,374,395
      GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16                                849,648          945,167
      GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18                              4,203,039        4,712,427
      GNMA I SF 30 Year, 12.50%, 4/15/10 - 1/15/16                              2,639,778        2,974,827
      GNMA I SF 30 Year, 13.00%, 1/15/11 - 9/15/15                              3,095,444        3,491,337
      GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17                                 37,529           41,581
      GNMA II GP 30 Year, 11.50%, 8/20/13                                          10,395           11,471
      GNMA II SF 30 Year, 4.50%, 5/20/33 - 11/20/39                           111,031,423      111,291,316
      GNMA II SF 30 Year, 4.50%, 12/20/39                                     137,546,750      137,668,070
      GNMA II SF 30 Year, 5.00%, 9/20/33                                      152,448,581      157,923,498
      GNMA II SF 30 Year, 5.00%, 7/20/33 - 12/20/39                           266,949,589      275,847,241
      GNMA II SF 30 Year, 5.50%, 12/20/34                                     100,570,773      105,926,419
      GNMA II SF 30 Year, 5.50%, 6/20/34 - 3/20/39                            582,530,337      612,639,726
      GNMA II SF 30 Year, 6.00%, 10/20/23 - 12/20/38                          602,794,454      640,684,630
      GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39                            165,747,115      177,598,834
      GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33                             27,479,221       30,518,831
      GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32                             5,101,135        5,724,527
      GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30                              2,490,201        2,827,171
      GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25                              1,252,242        1,416,303
      GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21                               428,006          484,087
      GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25                                251,474          287,824
      GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21                               472,021          532,517
      GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21                             1,305,626        1,448,765
      GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21                               192,599          214,209
      GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18                               107,386          119,093
      GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16                               182,209          203,348
      GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15                             122,250          138,382
      GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15                              117,572          135,270
                                                                                            --------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $9,001,483,822)                                 9,236,369,181
                                                                                            --------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Custodian Funds
Franklin U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      SHORT TERM INVESTMENTS 2.3%
      U.S. GOVERNMENT AND AGENCY  SECURITIES (COST $7,000,000) 0.1%
(b)   U.S. Treasury Bill, 1/28/10                                          $    7,000,000   $    6,999,853
                                                                                            --------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $ 9,008,483,822)                     9,243,369,034
                                                                                            --------------

                                                                               SHARES
                                                                           --------------
      MONEY MARKET FUNDS (COST $206,950,835) 2.2%
(c)   Institutional Fiduciary Trust Money Market Portfolio, 0.00%             206,950,835      206,950,835
                                                                                            --------------

      TOTAL INVESTMENTS (COST $9,215,434,657) 100.4%                                         9,450,319,869
      OTHER ASSETS, LESS LIABILITIES (0.4)%                                                    (33,243,310)
                                                                                            --------------
      NET ASSETS 100.0%                                                                     $9,417,076,559
                                                                                            ==============

(a)  A portion or all of the security purchased on a to-be-announced basis.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Custodian Funds
Franklin U.S. Government Securities Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

GP   Graduated Payment
SF   Single Family

Franklin Custodian Funds
Franklin Utilities Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                 COUNTRY        SHARES        VALUE
                                                             --------------   ---------   --------------
      COMMON STOCKS 93.9%
      DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
      AT&T Inc.                                              United States    1,200,000   $   33,636,000
      Verizon Communications Inc.                            United States      800,000       26,504,000
                                                                                          --------------
                                                                                              60,140,000
                                                                                          --------------
      ELECTRIC UTILITIES 46.8%
      Allegheny Energy Inc.                                  United States    1,000,000       23,480,000
      American Electric Power Co. Inc.                       United States    2,400,000       83,496,000
      Cleco Corp.                                            United States    1,000,000       27,330,000
      Duke Energy Corp.                                      United States    3,800,000       65,398,000
      Edison International                                   United States    1,800,000       62,604,000
      Entergy Corp.                                          United States    1,100,000       90,024,000
      Exelon Corp.                                           United States    2,000,000       97,740,000
      FirstEnergy Corp.                                      United States    1,700,000       78,965,000
      FPL Group Inc.                                         United States    1,100,000       58,102,000
      Great Plains Energy Inc.                               United States      767,400       14,879,886
      Hawaiian Electric Industries Inc.                      United States      600,000       12,540,000
      Northeast Utilities                                    United States      900,000       23,211,000
      NV Energy Inc.                                         United States    5,200,000       64,376,000
      Pinnacle West Capital Corp.                            United States      600,000       21,948,000
      PNM Resources Inc.                                     United States    2,203,653       27,876,210
      Portland General Electric Co.                          United States    1,413,200       28,843,412
      PPL Corp.                                              United States    2,600,000       84,006,000
      Progress Energy Inc.                                   United States    1,500,000       61,515,000
      Scottish and Southern Energy PLC                       United Kingdom   1,500,000       28,081,122
      The Southern Co.                                       United States    2,700,000       89,964,000
      Westar Energy Inc.                                     United States    1,080,600       23,470,632
                                                                                          --------------
                                                                                           1,067,850,262
                                                                                          --------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.6%
      Constellation Energy Group                             United States    1,700,000       59,789,000
                                                                                          --------------

      MULTI-UTILITIES 37.1%
      Alliant Energy Corp.                                   United States    1,500,000       45,390,000
      Ameren Corp.                                           United States      800,000       22,360,000
      CenterPoint Energy Inc.                                United States    3,700,000       53,687,000
      CMS Energy Corp.                                       United States    1,200,000       18,792,000
      Consolidated Edison Inc.                               United States      900,000       40,887,000
      Dominion Resources Inc.                                United States    1,400,000       54,488,000
      DTE Energy Co.                                         United States      500,000       21,795,000
      GDF Suez                                                   France         700,000       30,346,026
      National Grid PLC                                      United Kingdom   4,987,755       54,663,159
      NiSource Inc.                                          United States    1,300,000       19,994,000
      PG&E Corp.                                             United States    2,100,000       93,765,000
      Public Service Enterprise Group Inc.                   United States    2,400,000       79,800,000
      RWE AG                                                    Germany         300,000       29,300,352
      SCANA Corp.                                            United States      775,000       29,202,000
      Sempra Energy                                          United States    1,800,000      100,764,000
      TECO Energy Inc.                                       United States      700,000       11,354,000
      United Utilities Group PLC                             United Kingdom   2,960,189       23,763,783
      Vectren Corp.                                          United States      700,000       17,276,000
      Wisconsin Energy Corp.                                 United States      900,000       44,847,000
      Xcel Energy Inc.                                       United States    2,600,000       55,172,000
                                                                                          --------------
                                                                                             847,646,320
                                                                                          --------------
      OIL, GAS & CONSUMABLE FUELS 3.0%
      Spectra Energy Corp.                                   United States    2,197,600       45,072,776
      The Williams Cos. Inc.                                 United States    1,105,190       23,297,405
                                                                                          --------------
                                                                                              68,370,181
                                                                                          --------------

      WATER UTILITIES 1.8%
      American Water Works Co. Inc.                          United States    1,800,000       40,338,000
                                                                                          --------------

      TOTAL COMMON STOCKS (COST $1,601,247,248)                                            2,144,133,763
                                                                                          --------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Custodian Funds
Franklin Utilities Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

                                                                               PRINCIPAL
                                                                                 AMOUNT
                                                                              -----------
      CORPORATE BONDS 3.3%
      ELECTRIC UTILITIES 1.6%
      MidAmerican Energy Holdings Co., senior note, 8.48%,
      9/15/28                                                United States    $25,000,000   $   30,724,875
      Northeast Generation Co., senior secured note, B-1,
      8.812%, 10/15/26                                       United States      7,142,579        6,100,905
                                                                                            --------------
                                                                                                36,825,780
                                                                                            --------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
      Energy Future Holdings Corp., senior note,
         P, 5.55%, 11/15/14                                  United States     32,300,000       23,068,595
         R, 6.55%, 11/15/34                                  United States      5,700,000        2,671,140
                                                                                            --------------
                                                                                                25,739,735
                                                                                            --------------
      MULTI-UTILITIES 0.6%
      Aquila Inc., senior note,
         9.95%, 2/01/11                                      United States      6,000,000        6,272,982
         8.27%, 11/15/21                                     United States      6,100,000        6,191,933
                                                                                            --------------
                                                                                                12,464,915
                                                                                            --------------
      TOTAL CORPORATE BONDS (COST $77,616,721)                                                  75,030,430
                                                                                            --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,678,863,969)                  2,219,164,193
                                                                                            --------------

                                                                                 SHARES
                                                                              -----------
      SHORT TERM INVESTMENTS (COST $54,730,366) 2.4%
      MONEY MARKET FUNDS 2.4%
(a)   Institutional Fiduciary Trust Money Market
         Portfolio, 0.00%                                    United States     54,730,366       54,730,366
                                                                                            --------------

      TOTAL INVESTMENTS (COST $1,733,594,335) 99.6%                                          2,273,894,559
      OTHER ASSETS, LESS LIABILITIES 0.4%                                                        8,810,920
                                                                                            --------------
      NET ASSETS 100.0%                                                                     $2,282,705,479
                                                                                            ==============

(a) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN CUSTODIAN FUNDS
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value. Repurchase agreements are valued at cost which approximates market value.

Corporate debt securities, government securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Franklin Income Fund generally purchases or writes option contracts in order to manage or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                 FRANKLIN        FRANKLIN         FRANKLIN
                              DYNATECH FUND     GROWTH FUND      INCOME FUND
                              -------------   --------------   ---------------
Cost of investments           $361,742,986    $1,744,106,429   $52,347,987,962
                              ------------    --------------   ---------------
Unrealized appreciation       $314,120,511    $1,594,465,847   $ 5,154,318,268
Unrealized depreciation         (1,029,286)      (69,533,294)   (7,334,956,814)
                              ------------    --------------   ---------------
Net unrealized appreciation
   (depreciation)             $313,091,225    $1,524,932,553   $(2,180,638,546)
                              ============    ==============   ===============

                                  FRANKLIN
                              U.S. GOVERNMENT
                                 SECURITIES        FRANKLIN
                                   FUND         UTILITIES FUND
                              ---------------   --------------

Cost of investments           $9,215,434,657    $1,731,500,102
                              --------------    -------------
Unrealized appreciation       $  262,566,877    $  600,868,717
Unrealized depreciation          (27,681,665)      (58,474,260)
                              --------------    -------------
Net unrealized appreciation
   (depreciation)             $  234,885,212    $  542,394,457
                              ==============    =============

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the three months ended December 31, 2009, were as shown below.

                                  NUMBER OF
                                   SHARES/                                 NUMBER OF
                                  PRINCIPAL                               SHARES/
                                    HELD                                  PRINCIPAL                                      REALIZED
                                     AT                                     HELD           VALUE                         CAPITAL
                                  BEGINNING       GROSS        GROSS       AT END         AT END          INVESTMENT      GAIN
NAME OF ISSUER                    OF PERIOD     ADDITIONS   REDUCTIONS    OF PERIOD      OF PERIOD          INCOME        (LOSS)
--------------                   -----------   ----------   ----------   -----------   --------------    -----------   ------------
FRANKLIN INCOME FUND
NON-CONTROLLED AFFILIATES
Ameren Corp.                      12,100,000           --    2,100,000    10,000,000               --(a)   4,469,850    (52,260,712)
Ameren Corp., senior note,
   8.875%, 5/15/14                58,200,000           --   58,200,000            --               --(a)   4,620,078      7,173,310
Callon Petroleum Co.                      --    2,299,688           --     2,299,688        3,449,532             --             --
Callon Petroleum Co., cvt
   pfd                                    --      188,157           --       188,157        2,775,316             --             --
Callon Petroleum Co.,
   senior secured note,
   13.00%, 9/15/16                        --   83,625,000           --    83,625,000       62,718,750      1,117,323             --
Canadian Oil Sands Trust          25,847,400           --           --    25,847,400      735,476,130      7,318,203             --
Colony Financial Inc.              1,250,000           --           --     1,250,000       25,462,500         87,500             --
iStar Financial Inc.               5,213,500           --           --     5,213,500       13,346,560             --             --
iStar Financial Inc.,
   8.625%, 6/01/13               169,100,000    5,000,000           --   174,100,000      113,165,000      3,605,705             --
iStar Financial Inc.,senior
   secured note, 144A, 8.00%,
   3/15/11                                --    6,142,000           --     6,142,000        5,527,800        143,313             --
iStar Financial Inc.,
   senior secured note,144A,
   10.00%, 6/15/14                54,850,000   12,500,000           --    67,350,000       59,268,000      1,302,846             --
iStar Financial Inc., cvt.,
   senior note, FRN, 0.79%,
   10/01/12                      250,000,000           --           --   250,000,000      137,825,000        504,524             --
                                                                                       --------------    -----------   ------------
   TOTAL AFFILIATED
SECURITIES (2.29% of Net
   Assets)                                                                             $1,159,014,588    $23,169,342   $(45,087,402)
                                                                                       ==============    ===========   ============

(a)  As of December 31, 2009, no longer an affiliate.

6.  OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Franklin Income Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the fund's policies and requirements of applicable securities laws, could prevent the fund from trading in the securities of such company for limited or extended periods of time.

7.  FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 , in valuing the Funds' assets and liabilities carried at fair value:

                                               LEVEL 1            LEVEL 2        LEVEL 3           TOTAL
                                           ---------------   ---------------   -----------    ---------------
FRANKLIN DYNATECH FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(a)             $   666,852,851               $--           $--    $   666,852,851
         Short Term Investments                  7,981,360                --            --          7,981,360
                                           ---------------   ---------------   -----------    ---------------
            Total investments in
               securities                  $   674,834,211               $--           $--    $   674,834,211
                                           ---------------   ---------------   -----------    ---------------
FRANKLIN GROWTH FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(a)             $ 3,263,269,083   $            --   $        --    $ 3,263,269,083
         Short Term Investments                  5,769,899                --            --          5,769,899
                                           ---------------   ---------------   -----------    ---------------
            Total investments in
               securities                  $ 3,269,038,982   $            --   $        --    $ 3,269,038,982
                                           ---------------   ---------------   -----------    ---------------
FRANKLIN INCOME FUND
   ASSETS:
      Investments in Securities:
      Equity Investments:(b)
         Energy                            $ 2,426,478,662   $    45,715,816   $        --    $ 2,472,194,478
         Financials                          3,152,474,425       197,795,886            --      3,350,270,311
         Health Care                         1,256,401,802       241,113,250            --      1,497,515,052
         Industrials                                    --         1,420,000            --          1,420,000
         Utilities                           5,870,848,441        51,109,500            --      5,921,957,941
         Other Equity Investments(a)         2,302,847,522                --            --      2,302,847,522
      Equity-Linked Securities                          --     1,831,811,547            --      1,831,811,547
      Senior Floating Rate Interests                    --     2,888,143,289            --      2,888,143,289
      Corporate Bonds                                   --    28,403,334,405    92,174,140(c)  28,495,508,545
      Convertible Bonds                                 --       539,858,717            --        539,858,717
      Short Term Investments
                                               218,139,137       647,682,877            --        865,822,014
                                           ---------------   ---------------   -----------    ---------------
            Total investments in
               securities                  $15,227,189,989   $34,847,985,287   $92,174,140    $50,167,349,416
                                           ---------------   ---------------   -----------    ---------------
      LIABILITIES:
      Options Written
                                                   323,811                --            --            323,811

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
   ASSETS:
      Investments in Securities:
      Mortgage-Backed Securities           $            --   $ 9,236,369,181   $        --    $ 9,236,369,181
      Short Term Investments
                                               213,950,688                --            --        213,950,688
                                           ---------------   ---------------   -----------    ---------------
         Total investments in
            securities                     $   213,950,688   $ 9,236,369,181   $        --    $ 9,450,319,869
                                           ---------------   ---------------   -----------    ---------------
FRANKLIN UTILITIES FUND
   ASSETS:
      Investments in Securities:
      Equity Investments(a)                $ 2,144,133,763   $            --   $        --    $ 2,144,133,763
      Corporate Bonds                                   --        75,030,430            --         75,030,430
      Short Term Investments                    54,730,366                --            --         54,730,366
                                           ---------------   ---------------   -----------    ---------------
         Total investments in
            securities                     $ 2,198,864,129   $    75,030,430   $        --    $ 2,273,894,559
                                           ---------------   ---------------   -----------    ---------------

(a) For detailed industry descriptions, see the accompanying Statements of Investments.

(b)  Includes common and preferred stock as well as other equity investments.

(c)  Includes security determined to have no value at December 31, 2009.

At December 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                                                     NET CHANGE IN
                                                                                                       UNREALIZED
                                  NET     NET CHANGE IN                  TRANSFER                     APPRECIATION
                  BALANCE AT   REALIZED     UNREALIZED         NET          IN                       (DEPRECIATION)
                   BEGINNING     GAIN      APPRECIATION     PURCHASES    (OUT) OF     BALANCE AT    ON ASSETS HELD
                   OF YEAR      (LOSS)    (DEPRECIATION)     (SALES)      LEVEL 3   END OF PERIOD    AT PERIOD END
                  ----------   --------   --------------   -----------   --------   -------------   ---------------
FRANKLIN INCOME
  FUND
  ASSETS
     Corporate
        Bonds         $--         $--         $(75,860)    $92,250,000     $--       $92,174,140       $(75,860)

8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through February 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS


By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010


By /s/GASTON GARDEY
  ------------------
     Gaston Gardey
     Chief Financial Officer and
       Chief Accounting Officer
Date  February 25, 2010